Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity
Balance at beginning of the year	€ (6,845,768)	€ (4,696,604)
Balance at end of the year	(6,720,055)	(6,845,768)
Treasury stock
Equity
Balance at beginning of the year	49,584	55,441
Balance at end of the year	43,734	49,584
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year	49,584	55,441
Disposal of shares	(5,850)	(5,857)
Balance at end of the year	€ 43,734	€ 49,584